                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2004

Check here if Amendment [X]; Amendment Number:       1
                                               --------------
     This Amendment (Check only one.): [X] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hamilton Investment Management LLC
Address: 415 Madison Ave
         New York, NY 10017

Form 13F File Number: 028-10423

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James Wohlmacher
Title: Chief Operating Officer, Hamilton Investment Management LLC
Phone: (212) 527-8448

Signature, Place, and Date of Signing:


/s/ James Wohlmacher       New York, NY    11-18-04
------------------------   [City, State]    [Date]
[Signature]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name

     28-
        -------------------   ---------------------
     [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         None

Form 13F Information Table Entry Total:     112

Form 13F Information Table Value Total: 586,973
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.    Form 13F File Number   Name

            28-
     ----      -----------------   --------------------
     [Repeat as necessary.]

--------------------------------------------------------------------------------------------
       Name of Issuer           Title or Class      Cusip     Value (000)   Shares/Prin Amnt
--------------------------------------------------------------------------------------------
January 05 Calls on AWE US           Call         77316PAA9         1,645              3,500
ARMSTRONG HOLDINGS INC           Common Stock     042384107            75             52,200
AMERICAN ELECTRIC POWER          Common Stock     025537101         4,315            135,000
AMERICAN MED SECURITY GROUP      Common Stock     02744P101         3,199            100,000
ARIAD PHARMACEUTICALS INC        Common Stock     04033A100         1,405            210,000
A T & T WIRELESS SERVICES        Common Stock     00209A106         8,835            597,800
BOISE CASCADE CORP               Common Stock     097383103         3,328            100,000
COMCAST CORP-SPECIAL CL A        Common Stock     20030N200         2,591             92,805
COLE NATIONAL CORP               Common Stock     193290103         2,771            100,000
COX COMMUNICATIONS INC-CL A      Common Stock     224044107         7,454            225,000
CHELSEA PROPERTY GROUP INC       Common Stock     163421100         7,046            105,000
PROGRESS ENERGY INC-CVO          Common Stock     743263AA3            40            200,000
DOMINION RESOURCES INC/VA        Common Stock     25746U109         3,589             55,000
DELTA AIR LINES INC              Common Stock     247361108            89             27,000
DIGITALNET HOLDINGS INC          Common Stock     25389B103         2,115             70,000
DUKE ENERGY CORP                 Common Stock     264399106         1,602             70,000
ENDOCARDIAL SOLUTIONS INC        Common Stock     292962107         1,736            150,000
EDISON INTERNATIONAL             Common Stock     281020107         2,651            100,000
ELAN CORP PLC -SPONS ADR         Common Stock     284131208         2,267             96,900
ENCYSIVE PHARMACEUTICALS INC     Common Stock     29256X107           289             32,000
ENTERGY CORP                     Common Stock     29364G103         2,121             35,000
EVERGREEN RESOURCES INC          Common Stock     299900308           801             20,000
EXELON CORP                      Common Stock     30161N101         4,403            120,000
FPL GROUP INC                    Common Stock     302571104         1,025             15,000
GUILFORD PHARMACEUTICALS INC     Common Stock     401829106           490             98,000
HALLIBURTON CO                   Common Stock     406216101         3,706            110,000
HOLLYWOOD ENTERTAINMENT CORP     Common Stock     436141105         1,481            150,000
IDENIX PHARMACEUTICALS INC       Common Stock     45166R204           688             43,000
IMCLONE SYSTEMS                  Common Stock     45245W109           299              5,650
INCYTE CORP                      Common Stock     45337C102           990            102,800
INTROGEN THERAPEUTICS INC        Common Stock     46119F107            77             12,224
KERYX BIOPHARMACEUTICALS         Common Stock     492515101         1,354            121,029
KOHLS CORP                       Common Stock     500255104         3,913             81,200
LIFEPOINT HOSPITALS INC          Common Stock     53219L109         1,501             50,000
MANDALAY RESORT GROUP            Common Stock     562567107        18,460            268,900
MILLENNIUM CHEMICALS INC         Common Stock     599903101         2,121            100,000
VICURON PHARMACEUTICALS INC      Common Stock     926471103         1,908            130,000
MANNKIND CORP                    Common Stock     56400P201           551             27,500
NATL COMMERCE FINANCIAL CORP     Common Stock     63545P104         3,079             90,000
NEIGHBORCARE INC                 Common Stock     64015Y104         2,029             80,050
NEKTAR THERAPEUTICS              Common Stock     640268108           290             20,000
NORTHPOINT COMMUNICATIONS        Common Stock     666610100            --            150,000
NISOURCE INC-SAILS               Common Stock     65473P600           884            346,800
NITROMED INC                     Common Stock     654798503           906             38,008
OCULAR SCIENCES INC              Common Stock     675744106         3,838             80,000
P G & E CORP                     Common Stock     69331C108         1,976             65,000
PFIZER INC                       Common Stock     717081103           918             30,000
PHARMION CORP                    Common Stock     71715B409         1,696             32,800
PNC FINANCIAL SERVICES GROUP     Common Stock     693475105         2,084             38,520
PNM RESOURCES INC                Common Stock     69349H107         1,124             49,950
PRICE COMMUNICATIONS CORP        Common Stock     741437305           672             44,064
NASDAQ-100 INDEX TRCKNG STCK     Common Stock     631100104         1,125             32,000
SEMPRA ENERGY                    Common Stock     816851109         3,981            110,000
TRAVELERS PROP CASUALT-B         Common Stock     89420G406           273             15,700
TEXAS GENCO HOLDINGS INC         Common Stock     882443104         2,785             59,700
TXU CORP                         Common Stock     873168108         7,188            150,000
UNITED THERAPEUTICS CORP         Common Stock     91307C102           559             16,000
VIACOM INC-CL B                  Common Stock     925524308        16,780            500,000
VALEANT PHARMACEUTICALS INTE     Common Stock     91911X104         2,142             88,800
VAXGEN INC                       Common Stock     922390208           493             36,900
WELLPOINT HEALTH NETWORKS        Common Stock     94973H108        10,940            104,100
AMR CORPORATION                Convertible Bond   001765BB1         1,988          3,200,000
AFFILIATED MANAGERS GRP        Convertible Bond   008252AE8        28,370         21,500,000
AMERICAN INTL GROUP            Convertible Bond   026874AP2        31,659         47,500,000
AMGEN INC                      Convertible Bond   031162AE0        21,668         29,400,000
AMKOR TECHNOLOGIES INC         Convertible Bond   031652AN0         1,335          1,500,000
DANAHER CORP                   Convertible Bond   235851AF9        17,326         22,500,000
ECHOSTAR COMMUNICATIONS        Convertible Bond   278762AG4         6,620          6,500,000
FLEMING COMPANIES INC          Convertible Bond   339130AR7             2          1,750,000
GENERAL MILLS INC              Convertible Bond   370334AU8        30,728         43,895,000
GILEAD SCIENCES INC            Convertible Bond   375558AD5         6,259          4,000,000
HCC INSURANCE HOLDINGS         Convertible Bond   404132AA0        12,418         11,500,000
INFINITY INC                   Convertible Bond   45663LAC0           632          1,071,179
INFINITY INC                   Convertible Bond   45663LAD8           148            250,000
KELLSTROM INDS INC             Convertible Bond   488035AC0           232          8,690,000
KELLSTROM INDUSTRIES INC       Convertible Bond   488035AE6            96          3,588,000
MEDICIS PHARMACEUTICAL         Convertible Bond   58470KAA2        19,471         13,500,000
MEDTRONIC INC                  Convertible Bond   585055AB2        32,207         31,450,000
MESA AIR GROUP INC             Convertible Bond   590479AA9           511          1,647,000
MESA AIR GROUP INC             Convertible Bond   590479AB7           885          2,853,000
NABORS INDUSTRIES INC          Convertible Bond   629568AK2        23,920         25,042,000
NEXTEL COMMUNICATIONS          Convertible Bond   65332VAY9         2,985          3,000,000
NEXTEL PARTNERS INC            Convertible Bond   65333FAL1         3,395          1,500,000
NORTHWEST AIRLNS CORP          Convertible Bond   667280AD3         3,312          5,000,000
OMNICOM GROUP INC              Convertible Bond   681919AK2        13,267         13,300,000
OMNICOM GROUP                  Convertible Bond   681919AP1        26,304         27,000,000
PALM HARBOR HOMES INC          Convertible Bond   696639AA1         7,743          8,090,000
PEGASUS SOLUTIONS INC          Convertible Bond   705906AB1         1,825          1,960,000
PRIMUS TELECOMM GROUP          Convertible Bond   741929AL7         1,125          1,500,000
PRIMUS TELECOMM GROUP          Convertible Bond   741929AN3         2,566          4,500,000
ROCKFORD CORP                  Convertible Bond   77316PAA9         4,212          5,000,000
ROYAL CARIBBEAN CRUISES        Convertible Bond   780153AK8           133            250,000
SCIOS INC                      Convertible Bond   808905AB9         2,340          2,000,000
SEPRACOR INC                   Convertible Bond   817315AS3         1,725          1,000,000
SEPRACOR INC                   Convertible Bond   817315AT1         1,626          1,000,000
SIRIUS SATELLITE RADIO         Convertible Bond   82966UAB9        15,530         15,000,000
SUNTERRA CORP                  Convertible Bond   86787DAC3         5,130          5,700,000
TERREMARK WORLDWIDE INC        Convertible Bond   881448AB0         4,350          5,000,000
TOWER AUTOMOTIVE INC           Convertible Bond   891707AH4         4,301          6,000,000
VECTOR GROUP LTD               Convertible Bond   92240MAC2         7,225          8,270,000
VERTEX PHARMACEUTICALS         Convertible Bond   92532FAE0         8,520          8,300,000
WYETH                          Convertible Bond   983024AC4         3,989          4,041,000
WYETH                          Convertible Bond   983024AD2         2,427          2,459,000
NEWS CORP FINANCE TR II         Preferred Stock   65248V205         9,200              9,912
NEWS CORP FINANCE TR II         Preferred Stock   65248V304        15,396             16,588
WASHINGTON MUT CAP TR I         Preferred Stock   939322848        24,644            450,000
October 04 Puts on FNM US             Put         3135868VM           265              1,000
December 04 Puts on INGN US           Put         46119F8XB           585              1,500
January 05 Puts on KSS US             Put         5002558MJ           600              1,500
October 04 Puts on VIA/B US           Put         9255248VI         3,330              3,000
ORBITAL SCIENCE CORP-CW06           Warrant       685564148         3,754              4,000
SUNTERRA CORP-CW07                  Warrant       86787D117             1             42,173

                                                                  586,973

-----------------------------------------------------------------------------------------------------------
       Name of Issuer           Shr/Put/Call      Investment Discretion   Other Managers   Sole Voting Auth
-----------------------------------------------------------------------------------------------------------
January 05 Calls on AWE US           Call                  sole                N/A                    3,500
ARMSTRONG HOLDINGS INC           Common Stock              sole                N/A                   52,200
AMERICAN ELECTRIC POWER          Common Stock              sole                N/A                  135,000
AMERICAN MED SECURITY GROUP      Common Stock              sole                N/A                  100,000
ARIAD PHARMACEUTICALS INC        Common Stock              sole                N/A                  210,000
A T & T WIRELESS SERVICES        Common Stock              sole                N/A                  597,800
BOISE CASCADE CORP               Common Stock              sole                N/A                  100,000
COMCAST CORP-SPECIAL CL A        Common Stock              sole                N/A                   92,805
COLE NATIONAL CORP               Common Stock              sole                N/A                  100,000
COX COMMUNICATIONS INC-CL A      Common Stock              sole                N/A                  225,000
CHELSEA PROPERTY GROUP INC       Common Stock              sole                N/A                  105,000
PROGRESS ENERGY INC-CVO          Common Stock              sole                N/A                  200,000
DOMINION RESOURCES INC/VA        Common Stock              sole                N/A                   55,000
DELTA AIR LINES INC              Common Stock              sole                N/A                   27,000
DIGITALNET HOLDINGS INC          Common Stock              sole                N/A                   70,000
DUKE ENERGY CORP                 Common Stock              sole                N/A                   70,000
ENDOCARDIAL SOLUTIONS INC        Common Stock              sole                N/A                  150,000
EDISON INTERNATIONAL             Common Stock              sole                N/A                  100,000
ELAN CORP PLC -SPONS ADR         Common Stock              sole                N/A                   96,900
ENCYSIVE PHARMACEUTICALS INC     Common Stock              sole                N/A                   32,000
ENTERGY CORP                     Common Stock              sole                N/A                   35,000
EVERGREEN RESOURCES INC          Common Stock              sole                N/A                   20,000
EXELON CORP                      Common Stock              sole                N/A                  120,000
FPL GROUP INC                    Common Stock              sole                N/A                   15,000
GUILFORD PHARMACEUTICALS INC     Common Stock              sole                N/A                   98,000
HALLIBURTON CO                   Common Stock              sole                N/A                  110,000
HOLLYWOOD ENTERTAINMENT CORP     Common Stock              sole                N/A                  150,000
IDENIX PHARMACEUTICALS INC       Common Stock              sole                N/A                   43,000
IMCLONE SYSTEMS                  Common Stock              sole                N/A                    5,650
INCYTE CORP                      Common Stock              sole                N/A                  102,800
INTROGEN THERAPEUTICS INC        Common Stock              sole                N/A                   12,224
KERYX BIOPHARMACEUTICALS         Common Stock              sole                N/A                  121,029
KOHLS CORP                       Common Stock              sole                N/A                   81,200
LIFEPOINT HOSPITALS INC          Common Stock              sole                N/A                   50,000
MANDALAY RESORT GROUP            Common Stock              sole                N/A                  268,900
MILLENNIUM CHEMICALS INC         Common Stock              sole                N/A                  100,000
VICURON PHARMACEUTICALS INC      Common Stock              sole                N/A                  130,000
MANNKIND CORP                    Common Stock              sole                N/A                   27,500
NATL COMMERCE FINANCIAL CORP     Common Stock              sole                N/A                   90,000
NEIGHBORCARE INC                 Common Stock              sole                N/A                   80,050
NEKTAR THERAPEUTICS              Common Stock              sole                N/A                   20,000
NORTHPOINT COMMUNICATIONS        Common Stock              sole                N/A                  150,000
NISOURCE INC-SAILS               Common Stock              sole                N/A                  346,800
NITROMED INC                     Common Stock              sole                N/A                   38,008
OCULAR SCIENCES INC              Common Stock              sole                N/A                   80,000
P G & E CORP                     Common Stock              sole                N/A                   65,000
PFIZER INC                       Common Stock              sole                N/A                   30,000
PHARMION CORP                    Common Stock              sole                N/A                   32,800
PNC FINANCIAL SERVICES GROUP     Common Stock              sole                N/A                   38,520
PNM RESOURCES INC                Common Stock              sole                N/A                   49,950
PRICE COMMUNICATIONS CORP        Common Stock              sole                N/A                   44,064
NASDAQ-100 INDEX TRCKNG STCK     Common Stock              sole                N/A                   32,000
SEMPRA ENERGY                    Common Stock              sole                N/A                  110,000
TRAVELERS PROP CASUALT-B         Common Stock              sole                N/A                   15,700
TEXAS GENCO HOLDINGS INC         Common Stock              sole                N/A                   59,700
TXU CORP                         Common Stock              sole                N/A                  150,000
UNITED THERAPEUTICS CORP         Common Stock              sole                N/A                   16,000
VIACOM INC-CL B                  Common Stock              sole                N/A                  500,000
VALEANT PHARMACEUTICALS INTE     Common Stock              sole                N/A                   88,800
VAXGEN INC                       Common Stock              sole                N/A                   36,900
WELLPOINT HEALTH NETWORKS        Common Stock              sole                N/A                  104,100
AMR CORPORATION                Convertible Bond            sole                N/A                3,200,000
AFFILIATED MANAGERS GRP        Convertible Bond            sole                N/A               21,500,000
AMERICAN INTL GROUP            Convertible Bond            sole                N/A               47,500,000
AMGEN INC                      Convertible Bond            sole                N/A               29,400,000
AMKOR TECHNOLOGIES INC         Convertible Bond            sole                N/A                1,500,000
DANAHER CORP                   Convertible Bond            sole                N/A               22,500,000
ECHOSTAR COMMUNICATIONS        Convertible Bond            sole                N/A                6,500,000
FLEMING COMPANIES INC          Convertible Bond            sole                N/A                1,750,000
GENERAL MILLS INC              Convertible Bond            sole                N/A               43,895,000
GILEAD SCIENCES INC            Convertible Bond            sole                N/A                4,000,000
HCC INSURANCE HOLDINGS         Convertible Bond            sole                N/A               11,500,000
INFINITY INC                   Convertible Bond            sole                N/A                1,071,179
INFINITY INC                   Convertible Bond            sole                N/A                  250,000
KELLSTROM INDS INC             Convertible Bond            sole                N/A                8,690,000
KELLSTROM INDUSTRIES INC       Convertible Bond            sole                N/A                3,588,000
MEDICIS PHARMACEUTICAL         Convertible Bond            sole                N/A               13,500,000
MEDTRONIC INC                  Convertible Bond            sole                N/A               31,450,000
MESA AIR GROUP INC             Convertible Bond            sole                N/A                1,647,000
MESA AIR GROUP INC             Convertible Bond            sole                N/A                2,853,000
NABORS INDUSTRIES INC          Convertible Bond            sole                N/A               25,042,000
NEXTEL COMMUNICATIONS          Convertible Bond            sole                N/A                3,000,000
NEXTEL PARTNERS INC            Convertible Bond            sole                N/A                1,500,000
NORTHWEST AIRLNS CORP          Convertible Bond            sole                N/A                5,000,000
OMNICOM GROUP INC              Convertible Bond            sole                N/A               13,300,000
OMNICOM GROUP                  Convertible Bond            sole                N/A               27,000,000
PALM HARBOR HOMES INC          Convertible Bond            sole                N/A                8,090,000
PEGASUS SOLUTIONS INC          Convertible Bond            sole                N/A                1,960,000
PRIMUS TELECOMM GROUP          Convertible Bond            sole                N/A                1,500,000
PRIMUS TELECOMM GROUP          Convertible Bond            sole                N/A                4,500,000
ROCKFORD CORP                  Convertible Bond            sole                N/A                5,000,000
ROYAL CARIBBEAN CRUISES        Convertible Bond            sole                N/A                  250,000
SCIOS INC                      Convertible Bond            sole                N/A                2,000,000
SEPRACOR INC                   Convertible Bond            sole                N/A                1,000,000
SEPRACOR INC                   Convertible Bond            sole                N/A                1,000,000
SIRIUS SATELLITE RADIO         Convertible Bond            sole                N/A               15,000,000
SUNTERRA CORP                  Convertible Bond            sole                N/A                5,700,000
TERREMARK WORLDWIDE INC        Convertible Bond            sole                N/A                5,000,000
TOWER AUTOMOTIVE INC           Convertible Bond            sole                N/A                6,000,000
VECTOR GROUP LTD               Convertible Bond            sole                N/A                8,270,000
VERTEX PHARMACEUTICALS         Convertible Bond            sole                N/A                8,300,000
WYETH                          Convertible Bond            sole                N/A                4,041,000
WYETH                          Convertible Bond            sole                N/A                2,459,000
NEWS CORP FINANCE TR II         Preferred Stock            sole                N/A                    9,912
NEWS CORP FINANCE TR II         Preferred Stock            sole                N/A                   16,588
WASHINGTON MUT CAP TR I         Preferred Stock            sole                N/A                  450,000
October 04 Puts on FNM US             Put                  sole                N/A                    1,000
December 04 Puts on INGN US           Put                  sole                N/A                    1,500
January 05 Puts on KSS US             Put                  sole                N/A                    1,500
October 04 Puts on VIA/B US           Put                  sole                N/A                    3,000
ORBITAL SCIENCE CORP-CW06           Warrant                sole                N/A                    4,000
SUNTERRA CORP-CW07                  Warrant                sole                N/A                   42,173